Guarantees, Commitments, and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of Companys purchase obligations of future period [Line Items]
EH Cryo project asset	$ 161
Secured Revolving Credit Facility [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding	116	$ 140	$ 129
Secured Revolving Credit Facility [Member] | Performance Guaranteed By Export Development Canada [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding			0
Debt Instrument Current Borrowing Capacity	70
Secured Revolving Credit Facility [Member] | Performance Guaranteed By Export Development Canada [Member] | Letter Of Credit Facility [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding	29	36
Debt Instrument Current Borrowing Capacity	70
Secured Revolving Credit Facility [Member] | Performance Guaranteed By Export Development Canada [Member] | Revolving Credit Facility [Member]
Disclosure of Companys purchase obligations of future period [Line Items]
Letters of credit, outstanding	$ 87	$ 104	$ 129